Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2022 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 263,136,461
US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 1,014,088
Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 27
Checking Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	12,703,548
Checking Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		1,010,394
Checking Accounts held in Argentine Central Bank | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 27
Escrow Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	40,692,757
Escrow Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 3,694
National Treasury Bonds in Argentine Pesos computable for minimum cash | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	56,026,785
Liquidity Bills computable for minimum cash | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	254,866
Government Securities | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 153,458,505